MEMBERS' EQUITY (DEFICIT) (Details Narrative) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Dec. 18, 2017	Jun. 30, 2016	Dec. 27, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Issuance of member units for cash				159,090	363,636
Cash proceeds				$ 437,500	$ 1,000,000
Share Price		$ 0.10		$ 2.75	$ 2.75
Cash received for subscription receivable					$ 950,000
Exercise of stock options, Shares		500,000
Exercise of stock options, Value		$ 50,000		$ 0	50,000
Member unit exercise compensation, Shares			750,000
Member unit exercise compensation periodic payment			$ 5,000
Option exercise price	$ 1.00		$ 1.00
Options exercise				115,000	55,000
Compensation expense				60,000	55,000
Purchase of option granted	2,005,998
Incremental stock compensation due to modification	$ 825,207			532,248
Stock-based compensation				6,772,752	$ 4,365,964
Unrecognized compensation and consulting expense				$ 7,298,141
Several Employees
Purchase of option granted					2,789,334
Option vesting term					3 years
Option, Assumptions used method					Black-Scholes option pricing model
Risk-free interest rate					1.46%
Expected dividend yield					0.00%
Expected option term					5 years 9 months
Expected volatility					79.00%
Aggregate grant date fair value of awards					$ 5,150,361
Several Employees | Minimum [Member]
Option exercise price					$ 1.00
Expected Term, Simplified Method					5.75 Years
Several Employees | Maximum [Member]
Option exercise price					$ 2.75
Expected Term, Simplified Method					6.0 Years
Two Employees
Purchase of option granted				4,000,000
Option vesting term				3 years
Option, Assumptions used method				Black-Scholes option pricing model
Risk-free interest rate				2.15%
Expected dividend yield				0.00%
Expected option term				5 years 9 months
Expected volatility				79.00%
Aggregate grant date fair value of awards				$ 9,583,020
Two Employees | Minimum [Member]
Option exercise price				$ 0.10
Expected Term, Simplified Method				5.75 Years
Two Employees | Maximum [Member]
Option exercise price				$ 1.00
Expected Term, Simplified Method				6.50 Years
Non-Employees
Option exercise price				$ 2.75
Purchase of option granted				330,000
Option vesting term				5 years
Option, Assumptions used method				Black-Scholes option pricing model
Risk-free interest rate				2.20%
Expected dividend yield				0.00%
Expected option term				5 years 9 months
Expected volatility				79.00%
Aggregate grant date fair value of awards				$ 591,452
Non-Employees | Minimum [Member]
Expected Term, Simplified Method				4.65 Years
Non-Employees | Maximum [Member]
Expected Term, Simplified Method				5.25 Years
Subscription Agreement
Anti-dilution rights on member unit sales				363,636	1,200,000	750,000